Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	CAD 137,691	CAD 134,491
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	72,619	71,887
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,485	2,619
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	11,368	11,186
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	13,325	13,266
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	45,441	44,816
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	15,493	15,396
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	27,312	25,379
Fair value through profit or loss | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	59,967	59,466
Fair value through profit or loss | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,432	1,741
Fair value through profit or loss | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	7,903	7,780
Fair value through profit or loss | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	10,148	10,227
Fair value through profit or loss | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	40,484	39,718
Available-for-sale | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	12,652	12,421
Available-for-sale | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,053	878
Available-for-sale | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,465	3,406
Available-for-sale | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,177	3,039
Available-for-sale | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,957	5,098
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	15,515	15,419
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	931	1,196
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,829	4,608
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,963	6,659
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,792	2,956
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	27,340	25,386
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,806	1,655
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,350	6,234
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,968	4,783
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	CAD 14,216	CAD 12,714